[Chapman and Cutler LLP Letterhead]

March 29, 2019

Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

RE:	Amplify ETF Trust

To Whom It May Concern:

On behalf of the Amplify ETF Trust (the “Trust” or the “Registrant”), we hereby file the Registrant’s registration statement on Form N-14 (the “Registration Statement”) on March 29, 2019. This Registration Statement relates to the proposed reorganization of the YieldShares High Income ETF with and into the Amplify High Income ETF, a series of the Trust. It is proposed that the Registration Statement, will become effective on April 29, 2019, pursuant to Rule 488.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

	By:	/s/ Walter L. Draney
Walter L. Draney

Enclosure